SHAREHOLDERS' EQUITY - Share capital (Details) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Oct. 06, 2020 $ / shares	Oct. 06, 2020 BRL (R$) R$ / shares shares	Dec. 31, 2020 BRL (R$) R$ / shares shares	Dec. 31, 2019 R$ / shares
Share Capital
Quantity of ordinary shares			1,361,263,584
Percentage of ordinary shares			100.00%
Maximum authorized increase in number of common shares			780,119,712
SUZB3 common shares quoted (per share) | R$ / shares			R$ 58.54	R$ 39.68
Secondary public offering | American Depositary Shares
Share Capital
Number of new shares issued		13,180,000
Price per security | $ / shares	$ 8.15
Controlling Shareholders
Share Capital
Quantity of ordinary shares			622,977,034
Percentage of ordinary shares			45.77%
Suzano Holding S.A.
Share Capital
Quantity of ordinary shares			367,612,329
Percentage of ordinary shares			27.01%
Controller
Share Capital
Quantity of ordinary shares			194,809,797
Percentage of ordinary shares			14.31%
Managements
Share Capital
Quantity of ordinary shares			34,400,167
Percentage of ordinary shares			2.53%
Alden Fundo de Investimento em Aes
Share Capital
Quantity of ordinary shares			26,154,741
Percentage of ordinary shares			1.92%
Votorantim S.A.
Share Capital
Quantity of ordinary shares			50,180,059
Percentage of ordinary shares			3.69%
Other shareholders
Share Capital
Quantity of ordinary shares			676,064,487
Percentage of ordinary shares			49.66%
BNDESPAR | Secondary public offering
Share Capital
Number of new shares issued		150,217,425
Price per security | R$ / shares		R$ 46.00
Aggregate value of new securities issued | R$		R$ 6,910,002
Share Capital
Share Capital
Share capital | R$			R$ 9,269,281
Quantity of ordinary shares			1,361,263,584
Share issue related cost | R$			R$ 33,735
Treasury shares
Share Capital
Quantity of ordinary shares			12,042,004
Percentage of ordinary shares			0.88%